Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,428,821	R$ 6,033,285
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	5,428,821	6,033,285
Foreign countries [member] | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,067,725	1,350,763
Country of domicile [member] | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,356,593	4,681,065
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	463,343	555,063
Country of domicile [member] | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 4,503	R$ 1,457